Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Cash Flows From Operating Activities
Net Loss	$ (18,708,007)	$ (16,983,981)	$ (38,726,259)	$ (20,324,648)
Stock-based compensation:
Shares issued for services	60,624	270,967	331,591	2,148,889
Amortization of stock options and restricted stock units	1,692,725	2,002,980	2,633,826	2,852,309
Amortization of intangibles	83,015	71,396	109,004	109,947
Bad debt expense - related parties				300,000
Gain on settlement of liabilities, net				(926,829)
Loss on extinguishment of convertible note payable				9,737
Loss on IP R&D asset impairment	9,063,000		3,342,084
Loss on goodwill impairment		18,872,850	33,547,278
Change in fair value of derivative liabilities	(69,776)	(14,167,560)	(15,144,986)	4,677,388
Change in fair value of accrued issuable equity				9,405
Deferred tax benefit	(2,345,025)		(942,749)	(24,803)
Offering costs allocated to warrant liabilities				604,118
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	1,273,033	36,340	1,018,303	(1,377,247)
Accounts payable	(99,169)	428,632	1,214,599	(5,515,042)
Accounts payable – related parties	51,227			(215,495)
Accrued expenses	94,778	127,449	319,936	(1,210,076)
Accrued expenses – related parties	141,366	140,097	169,788	(436,581)
Total adjustments	9,945,798	7,783,151	26,598,674	953,220
Net Cash Used In Operating Activities	(8,762,209)	(9,200,830)	(12,127,585)	(19,371,428)
Accrued issuable equity				(52,500)
Cash Flows From Financing Activities
Proceeds from sale of July 2022 Offering stock and warrants		6,499,737	6,499,737
Proceeds from sale of December 2022 common stock and common stock warrants			5,999,851
Proceeds from sale of April 2023 Offering stock and warrants	2,999,882
Proceeds from sale of August 2023 Offering stock and warrants	2,999,606
Proceeds from exercise of July 2022 Offering pre-funded warrants		155
Proceeds from exercise of April 2023 Offering pre-funded warrants	117		263
Proceeds from exercise of December 2022 pre-funded warrants			150
Proceeds from exercise of August 2023 Offering pre-funded warrants	66
Payment of offering costs in connection with July 2022 Offering stock and warrants		(529,982)
Payment of offering costs in connection with April 2023 Offering stock and warrants	(279,994)
Payment of offering costs in connection with August 2023 Offering stock and warrants	(294,976)
Shares issued for cash, net of issuance costs				26,666,200
Offering costs in connection with 2021 sale of stock and warrants				(2,055,130)
Offering costs in connection with July 2022 sale of common stock and common stock warrants			(529,982)
Offering costs in connection with December 2022 sale of common stock and common stock warrants			(484,991)
Proceeds from loans payable			1,060,890	1,618,443
Repayment of convertible debt – related parties				(10,000)
Repayment of loans payable, net of adjustments (Note 9)			(1,591,035)	(375,789)
Repayment of loans payable	(985,175)	(1,491,986)	(81,277)	(431,805)
Net Cash Provided By Financing Activities	4,439,526	4,477,924	10,873,606	25,411,919
Effect of Exchange Rate Changes on Cash	15,093	87,037	(419)	75,473
Net (Decrease) Increase In Cash	(4,307,590)	(4,635,869)	(1,254,398)	6,115,964
Cash - Beginning of Period	6,970,110	8,224,508	8,224,508	2,108,544
Cash - End of Period	2,662,520	3,588,639	6,970,110	8,224,508
Supplemental Disclosures of Cash Flow Information:
Cash paid during the period for income taxes
Cash paid during the period for interest expense	$ 21,722	$ 13,423	15,060	35,351
Non-cash investing and financing activities:
Common stock issued upon conversion of KBL debt				1,931,388
Common stock issued upon conversion of 180 debt				432,383
Common stock issued in connection with repayment of related party loans and convertible notes				851,112
Shares and warrants issued for Alpha Settlement				1,013,331
Exchange of common stock equivalents for common stock				146
Shares issued to settle accounts payable				1,750,000
Reclassification of accrued issuable equity				$ 43,095